ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		12 Months Ended
	Nov. 10, 2021	Dec. 31, 2021	Dec. 31, 2020
FDIC insured amount		$ 250,000
Research and Development		$ 109,180	$ 0
Common stock authorized shares		50,000,000	6,000,000,000
Series A, Preferred Stock
Anti-dilutive securities excluded from computation of earning per share		7	7
Preferred Stock Series B [Member]
Anti-dilutive securities excluded from computation of earning per share		6,604,819	152,738
Preferred Stock Series C [Member]
Common stock authorized shares	50,000,000
Description of reverse stock split	we effected a 1-for-500 reverse split of our authorized and issued and outstanding shares of common stock